Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Taxes

Note 6. Income Taxes

The Company’s income tax rate computed at the statutory federal rate of 34% differs from its effective tax rate primarily due to permanent items, state taxes and the change in the deferred tax asset valuation allowance.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. In assessing the realizability of deferred tax assets, Management evaluates whether it is more likely than not that some portion or all of its deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. Based on Management’s evaluation, the net deferred tax asset was offset by a full valuation allowance in all periods presented. The Company’s deferred tax asset valuation allowance will be reversed if and when the Company generates sufficient taxable income in the future to utilize the tax benefits of the related deferred tax assets.

As of March 31, 2014 the Company had a net operating loss carry-forward of approximately $1,943,000 which may be used to offset future taxable income and begins to expire in 2028.

Note 6. Income Taxes

The provision (benefit) for income taxes consists of the following:

	Year Ended December 31,
	2013	2012
Current
Federal	$-	$-
State	-	-
Deferred
Federal	(394,880)	(95,731)
State	(38,327)	(9,292)
Change in valuation allowance	433,206	105,022
	$-	$-

The Company’s income tax rate computed at the statutory federal rate of 34% differs from its effective tax rate primarily due to permanent items, state taxes and the change in the deferred tax asset valuation allowance.

	Year ended December 31,
	2013	2012
Income tax at statutory rate	34.00%	34.00%
State income taxes, net of federal benefit	3.70	3.70
Permanent differences	(26.18)	(35.20)
Change in valuation allowance	(11.12)	(2.14)
Total	0.00%	0.00%

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. In assessing the realizability of deferred tax assets, Management evaluates whether it is more likely than not that some portion or all of its deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. Based on Management’s evaluation, the net deferred tax asset was offset by a full valuation allowance in all periods presented. The Company’s deferred tax asset valuation allowance will be reversed if and when the Company generates sufficient taxable income in the future to utilize the tax benefits of the related deferred tax assets.

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and tax liabilities are as follows:

	December 31,
	2013	2012
Net operating loss	$560,483	$108,857
Gross deferred tax assets:	560,483	108,857
Less: valuation allowance	(560,483)	(108,857)
Net deferred tax asset	$-	$-

As of December 31, 2013 the Company had a net operating loss carry-forward of approximately $1,453,000 which may be used to offset future taxable income and begins to expire in 2028.